Commitments and Contingencies - Summary of Contingencies of Claim for Damages in the Event of Non-Compliance of Responsibility Completion (Detail) - Contingencies of claim for damages [member] - Maintenance projects and others [member]
₩ in Millions
Dec. 31, 2023 KRW (₩)
Disclosure of contingent liabilities [line items]
Contract amount	₩ 11,261,667
Contingency amount	8,972,087
Balance of loans	₩ 6,347,888